Fair Value Measurements - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Assets	$ 117,130,000	$ 6,659,000
Liabilities:
Liabilities	15,412,000	1,122,000	$ 123,454,000
Quoted Prices in Active Markets (Level 1)
Assets:
Assets	4,098,000	749,000
Significant Other Observable Inputs (Level 2)
Assets:
Assets	111,782,000	5,910,000
Significant Other Unobservable Inputs (Level 3)
Assets:
Assets	1,250,000
Liabilities:
Liabilities	15,412,000	1,122,000	123,454,000
Fair Value, Measurements, Recurring | Gores Metropoulos, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	405,725,195	406,434,959
Assets:
Assets	405,725,195	406,434,959
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Gores Metropoulos, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	405,725,195	406,434,959
Assets:
Assets	405,725,195	406,434,959
Commercial papers
Assets:
Assets	61,594,000	3,212,000
Commercial papers | Significant Other Observable Inputs (Level 2)
Assets:
Assets	61,594,000	3,212,000
Corporate debt securities
Assets:
Assets	41,980,000	2,698,000
Corporate debt securities | Significant Other Observable Inputs (Level 2)
Assets:
Assets	41,980,000	2,698,000
Treasury bills
Assets:
Assets	4,098,000	749,000
Treasury bills | Quoted Prices in Active Markets (Level 1)
Assets:
Assets	4,098,000	749,000
Agency securities
Assets:
Assets	1,999,000
Agency securities | Significant Other Observable Inputs (Level 2)
Assets:
Assets	1,999,000
Asset backed securities
Assets:
Assets	6,440,000
Asset backed securities | Significant Other Observable Inputs (Level 2)
Assets:
Assets	5,190,000
Asset backed securities | Significant Other Unobservable Inputs (Level 3)
Assets:
Assets	1,250,000
Foreign corporate debt
Assets:
Assets	1,019,000
Foreign corporate debt | Significant Other Observable Inputs (Level 2)
Assets:
Assets	1,019,000
Foreign corporate debt | Significant Other Unobservable Inputs (Level 3)
Assets:
Assets	0
SAFEs [Member]
Liabilities:
Liabilities			122,588,000
SAFEs [Member] | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities			122,588,000
2017 Warrant
Liabilities:
Liabilities	7,413,000	1,035,000	808,000
2017 Warrant | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities	7,413,000	1,035,000	808,000
2018 Warrant
Liabilities:
Liabilities	853,000	87,000	58,000
2018 Warrant | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities	853,000	$ 87,000	$ 58,000
2020 Warrants
Liabilities:
Liabilities	7,146,000
2020 Warrants | Significant Other Unobservable Inputs (Level 3)
Liabilities:
Liabilities	$ 7,146,000